MARKETABLE SECURITIES (Details) - Schedule of classified marketable securities - USD ($)	Jul. 31, 2024	Jul. 31, 2023
Marketable Securities [Line Items]
Cost		$ 1,500,147
Gross Unrealized Gains		800,294
Gross Unrealized Losses
Fair Value		2,300,441
Mutual Funds [Member]
Marketable Securities [Line Items]
Cost		595,166
Gross Unrealized Gains		301,007
Gross Unrealized Losses
Fair Value		896,173
Equity Securities [Member]
Marketable Securities [Line Items]
Cost		904,981
Gross Unrealized Gains		499,287
Gross Unrealized Losses
Fair Value		$ 1,404,268